CONSOLIDATED STATEMENTS OF INCOME/(LOSS) ¥ in Thousands, $ in Thousands, shares in Millions	12 Months Ended
	Aug. 31, 2020 CNY (¥) ¥ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME/(LOSS)
Net revenues	¥ 3,438,881	$ 502,217	¥ 3,993,873	¥ 2,862,692
Cost of revenues	(2,169,739)	(316,870)	(2,072,067)	(1,413,090)
Gross profit	1,269,142	185,347	1,921,806	1,449,602
Operating expenses:
Selling and marketing	(820,883)	(119,882)	(816,658)	(590,589)
General and administrative	(810,936)	(118,430)	(876,609)	(629,596)
Total operating expenses	(1,631,819)	(238,312)	(1,693,267)	(1,220,185)
Operating income/(loss)	(362,677)	(52,965)	228,539	229,417
Interest income	37,393	5,461	81,207	23,824
Interest expense	(103,600)	(15,130)	(60,637)	(18,660)
Other income	93,894	13,712	82,836	89,320
Other expense	(453,391)	(66,214)	(15,738)	(4,428)
Foreign exchange loss	(69)	(10)	(138)	(1,168)
Income/(loss) before income tax and share of net income/(loss) from equity investees	(788,450)	(115,146)	316,069	318,305
Income tax (expense)/benefit	37,785	5,518	(121,541)	(108,479)
Income/(loss) before share of net income/(loss) from equity investees	(750,665)	(109,628)	194,528	209,826
Share of net income/(loss) from equity investees	(17,977)	(2,625)	(28,325)	4,630
Net income/(loss)	(768,642)	(112,253)	166,203	214,456
Add: Net loss attributable to non-controlling interests	38,813	5,668	79,165	31,480
Net income/(loss) attributable to OneSmart International Education Group Limited's shareholders	(729,829)	(106,585)	245,368	245,936
Accretion to redemption value of redeemable convertible preferred shares | ¥				(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares | ¥				(4,266)
Net (loss)/income attributable to ordinary shareholders of OneSmart International Education Group Limited	¥ (729,829)	$ (106,585)	¥ 245,368	¥ (721,235)
(Loss)/earnings per share:
Basic | (per share)	¥ (0.1131)	$ (0.0165)	¥ 0.0380	¥ (0.1740)
Diluted | (per share)	¥ (0.1131)	$ (0.0165)	¥ 0.0366	¥ (0.1740)
Shares used in (loss)/earnings per share computation (in millions of shares):
Basic | shares	6,451	6,451	6,460	4,145
Diluted | shares	6,451	6,451	6,709	4,145